Tax On Profit On Ordinary Activities - Narrative (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	20.50%	19.00%	19.00%
Tax incentives and non deductible items	£ (867,000)	£ (1,359,000)	£ 201,000
Aggregate amount of unremitted profits	158,000,000	108,000,000
Deferred tax liabilities	14,623,000	10,826,000
Deferred tax liabilities not provided for	0	0
Permanent difference for deferred tax	10,100,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 4,000,000	£ 4,400,000